Income taxes (Narrative) (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Income Taxes 1	$ 832,000
Income Taxes 2	176,000
Income Taxes 3	$ 27,980,000
Income Taxes 4	382
Income Taxes 5	50.00%